Paras Madho
Director
Securities Operations

NYSE Group

Received SEC
SEP 1 2 2008
Washington, DC 20549

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

September 12, 2008

CERTNYS
001-31901

08060169

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Protective Life Insurance Company, 6.750% Callable InterNotes® due 2033 of Protective Life Secured Trust 2008-20 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 11, 2008. Tentative listing date – September 17, 2008.

Sincerely,

Paras Madho

PROCESSED
OCT 1 0 2008
THOMSON REUTERS

END